REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Over time:
Charter hire	210,079	81,212	94,924
Freight revenue	245,179	122,766	164,280
Vessel revenue	455,258	203,978	259,204

Management fees	581	1,526	5,019
Miscellaneous	-	-	2
Other	581	1,526	5,021

At a point in time:
Sale of ships	-	4,937	7,645
Sale of bunkers and other consumables	-	241	422
Ship sales	-	5,178	8,067

	455,839	210,682	272,292